Distribution Date:	11/18/21	Wells Fargo Commercial Mortgage Trust 2015-LC20
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Wells Fargo Commercial Mortgage Trust
Series 2015-LC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		Niral Shah	(305) 485-2041	Niral.shah@rialtocapital.com
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 1)	14-16	Trust Advisor	Trimont Real Estate Advisors, LLC
Mortgage Loan Detail (Part 2)	17-19		Trust Advisor		Trustadvisor@trimontrea.com
Principal Prepayment Detail	20		3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25-26		General Contact	(302) 636-4140
Modified Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989EAA5	1.471000%	30,186,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989EAB3	2.678000%	83,309,000.00	30,317,818.29	61,471.35	67,659.26	0.00	0.00	129,130.61	30,256,346.94	34.17%	30.00%
A-3	94989EAC1	3.086000%	43,133,000.00	43,133,000.00	0.00	110,923.70	0.00	0.00	110,923.70	43,133,000.00	34.17%	30.00%
A-4	94989EAD9	2.925000%	155,000,000.00	155,000,000.00	0.00	377,812.50	0.00	0.00	377,812.50	155,000,000.00	34.17%	30.00%
A-5	94989EAE7	3.184000%	215,903,000.00	215,903,000.00	0.00	572,862.63	0.00	0.00	572,862.63	215,903,000.00	34.17%	30.00%
A-SB	94989EAF4	2.978000%	53,206,000.00	36,226,265.28	940,017.93	89,901.52	0.00	0.00	1,029,919.45	35,286,247.35	34.17%	30.00%
A-S	94989EAG2	3.467000%	27,999,000.00	27,999,000.00	0.00	80,893.78	0.00	0.00	80,893.78	27,999,000.00	30.32%	26.63%
B	94989EAK3	3.719000%	50,815,000.00	50,815,000.00	0.00	157,484.15	0.00	0.00	157,484.15	50,815,000.00	23.35%	20.50%
C	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	0.00	175,256.38	0.00	0.00	175,256.38	51,851,000.00	16.23%	14.25%
D	94989EAY3	4.513516%	44,593,000.00	44,593,000.00	0.00	167,726.03	0.00	0.00	167,726.03	44,593,000.00	10.11%	8.88%
E	94989EBA4	2.630000%	27,999,000.00	27,999,000.00	0.00	61,364.47	0.00	0.00	61,364.47	27,999,000.00	6.26%	5.50%
F	94989EBC0	2.630000%	14,519,000.00	14,519,000.00	0.00	31,820.81	0.00	0.00	31,820.81	14,519,000.00	4.27%	3.75%
G	94989EBE6	2.630000%	31,111,316.00	31,111,316.00	0.00	75,638.37	0.00	0.00	75,638.37	31,111,316.00	0.00%	0.00%
V	94989EBG1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989EBJ5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,624,318.00	729,467,399.57	1,001,489.28	1,969,343.60	0.00	0.00	2,970,832.88	728,465,910.29

Notional Certificates
X-A	94989EAH0	1.446021%	608,736,000.00	508,579,083.57	0.00	612,846.64	0.00	0.00	612,846.64	507,577,594.29
X-B	94989EAJ6	0.624316%	102,666,000.00	102,666,000.00	0.00	53,413.36	0.00	0.00	53,413.36	102,666,000.00
X-E	94989EAN7	1.883516%	27,999,000.00	27,999,000.00	0.00	43,947.15	0.00	0.00	43,947.15	27,999,000.00
X-F	94989EAQ0	1.883516%	14,519,000.00	14,519,000.00	0.00	22,788.98	0.00	0.00	22,788.98	14,519,000.00
X-G	94989EAS6	1.883516%	31,111,316.00	31,111,316.00	0.00	48,832.23	0.00	0.00	48,832.23	31,111,316.00
Notional SubTotal			785,031,316.00	684,874,399.57	0.00	781,828.36	0.00	0.00	781,828.36	683,872,910.29

Deal Distribution Total					1,001,489.28	2,751,171.96	0.00	0.00	3,752,661.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989EAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989EAB3	363.92008414	0.73787166	0.81214827	0.00000000	0.00000000	0.00000000	0.00000000	1.55001993	363.18221249
A-3	94989EAC1	1,000.00000000	0.00000000	2.57166671	0.00000000	0.00000000	0.00000000	0.00000000	2.57166671	1,000.00000000
A-4	94989EAD9	1,000.00000000	0.00000000	2.43750000	0.00000000	0.00000000	0.00000000	0.00000000	2.43750000	1,000.00000000
A-5	94989EAE7	1,000.00000000	0.00000000	2.65333335	0.00000000	0.00000000	0.00000000	0.00000000	2.65333335	1,000.00000000
A-SB	94989EAF4	680.86804646	17.66751739	1.68968763	0.00000000	0.00000000	0.00000000	0.00000000	19.35720501	663.20052908
A-S	94989EAG2	1,000.00000000	0.00000000	2.88916676	0.00000000	0.00000000	0.00000000	0.00000000	2.88916676	1,000.00000000
B	94989EAK3	1,000.00000000	0.00000000	3.09916658	0.00000000	0.00000000	0.00000000	0.00000000	3.09916658	1,000.00000000
C	94989EAL1	1,000.00000000	0.00000000	3.38000000	0.00000000	0.00000000	0.00000000	0.00000000	3.38000000	1,000.00000000
D	94989EAY3	1,000.00000000	0.00000000	3.76126365	0.00000000	0.00000000	0.00000000	0.00000000	3.76126365	1,000.00000000
E	94989EBA4	1,000.00000000	0.00000000	2.19166649	0.00000000	0.00000000	0.00000000	0.00000000	2.19166649	1,000.00000000
F	94989EBC0	1,000.00000000	0.00000000	2.19166678	0.00000000	0.00000000	0.00000000	0.00000000	2.19166678	1,000.00000000
G	94989EBE6	1,000.00000000	0.00000000	2.43121731	(0.23955078)	29.70996470	0.00000000	0.00000000	2.43121731	1,000.00000000
V	94989EBG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989EBJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989EAH0	835.46740060	0.00000000	1.00675275	0.00000000	0.00000000	0.00000000	0.00000000	1.00675275	833.82220583
X-B	94989EAJ6	1,000.00000000	0.00000000	0.52026338	0.00000000	0.00000000	0.00000000	0.00000000	0.52026338	1,000.00000000
X-E	94989EAN7	1,000.00000000	0.00000000	1.56959713	0.00000000	0.00000000	0.00000000	0.00000000	1.56959713	1,000.00000000
X-F	94989EAQ0	1,000.00000000	0.00000000	1.56959708	0.00000000	0.00000000	0.00000000	0.00000000	1.56959708	1,000.00000000
X-G	94989EAS6	1,000.00000000	0.00000000	1.56959706	0.00000000	0.00000000	0.00000000	0.00000000	1.56959706	1,000.00000000

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				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	10/01/21 - 10/30/21	30	0.00	67,659.26	0.00	67,659.26	0.00	0.00	0.00	67,659.26	0.00
A-3	10/01/21 - 10/30/21	30	0.00	110,923.70	0.00	110,923.70	0.00	0.00	0.00	110,923.70	0.00
A-4	10/01/21 - 10/30/21	30	0.00	377,812.50	0.00	377,812.50	0.00	0.00	0.00	377,812.50	0.00
A-5	10/01/21 - 10/30/21	30	0.00	572,862.63	0.00	572,862.63	0.00	0.00	0.00	572,862.63	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	89,901.52	0.00	89,901.52	0.00	0.00	0.00	89,901.52	0.00
X-A	10/01/21 - 10/30/21	30	0.00	612,846.64	0.00	612,846.64	0.00	0.00	0.00	612,846.64	0.00
X-B	10/01/21 - 10/30/21	30	0.00	53,413.36	0.00	53,413.36	0.00	0.00	0.00	53,413.36	0.00
X-E	10/01/21 - 10/30/21	30	0.00	43,947.15	0.00	43,947.15	0.00	0.00	0.00	43,947.15	0.00
X-F	10/01/21 - 10/30/21	30	0.00	22,788.98	0.00	22,788.98	0.00	0.00	0.00	22,788.98	0.00
X-G	10/01/21 - 10/30/21	30	0.00	48,832.23	0.00	48,832.23	0.00	0.00	0.00	48,832.23	0.00
A-S	10/01/21 - 10/30/21	30	0.00	80,893.78	0.00	80,893.78	0.00	0.00	0.00	80,893.78	0.00
B	10/01/21 - 10/30/21	30	0.00	157,484.15	0.00	157,484.15	0.00	0.00	0.00	157,484.15	0.00
C	10/01/21 - 10/30/21	30	0.00	175,256.38	0.00	175,256.38	0.00	0.00	0.00	175,256.38	0.00
D	10/01/21 - 10/30/21	30	0.00	167,726.03	0.00	167,726.03	0.00	0.00	0.00	167,726.03	0.00
E	10/01/21 - 10/30/21	30	0.00	61,364.48	0.00	61,364.48	0.00	0.00	0.00	61,364.47	0.00
F	10/01/21 - 10/30/21	30	0.00	31,820.81	0.00	31,820.81	0.00	0.00	0.00	31,820.81	0.00
G	10/01/21 - 10/30/21	30	931,768.84	68,185.63	0.00	68,185.63	(7,452.74)	0.00	0.00	75,638.37	924,316.10
Totals			931,768.84	2,743,719.23	0.00	2,743,719.23	(7,452.74)	0.00	0.00	2,751,171.96	924,316.10

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989EAG2	3.467000%	27,999,000.00	27,999,000.00	0.00	80,893.78	0.00	0.00	80,893.78	27,999,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989EAK3	3.719000%	50,815,000.00	50,815,000.00	0.00	157,484.15	0.00	0.00	157,484.15	50,815,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989EAL1	4.056000%	51,851,000.00	51,851,000.00	0.00	175,256.38	0.00	0.00	175,256.38	51,851,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			130,665,000.03	130,665,000.00	0.00	413,634.31	0.00	0.00	413,634.31	130,665,000.00

Exchangeable Certificate Details
PEX	94989EAM9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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	Additional Information
Total Available Distribution Amount (1)	3,752,661.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,762,667.12	Master Servicing Fee	14,255.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,182.02
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	314.08
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	986.25
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,762,667.12	Total Fees	18,947.82

Principal		Expenses/Reimbursements
Scheduled Principal	1,001,489.28	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,424.13
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(16,876.75)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,001,489.28	Total Expenses/Reimbursements	(7,452.62)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,751,171.96
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,001,489.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,752,661.24
Total Funds Collected	3,764,156.40	Total Funds Distributed	3,764,156.44

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	729,467,400.14	729,467,400.14	Beginning Certificate Balance	729,467,399.57
(-) Scheduled Principal Collections	1,001,489.28	1,001,489.28	(-) Principal Distributions	1,001,489.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	728,465,910.86	728,465,910.86	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	732,321,951.17	732,321,951.17	Ending Certificate Balance	728,465,910.29
Ending Actual Collateral Balance	731,594,911.15	731,594,911.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	189,468,156.59	26.01%	40	4.1309	NAP	Defeased	11	189,468,156.59	26.01%	40	4.1309	NAP
1,000,000 or less	4	2,977,000.00	0.41%	39	5.4411	1.866175	1.30 or less	10	169,898,039.71	23.32%	17	4.5406	0.129324
1,000,001 to 2,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	6	14,993,307.02	2.06%	40	4.2358	2.148471	1.41 to 1.50	3	22,874,596.32	3.14%	39	4.5656	1.486241
3,000,001 to 4,000,000	3	10,200,289.91	1.40%	40	4.4824	1.779496	1.51 to 1.60	4	20,519,896.31	2.82%	40	4.6962	1.583744
4,000,001 to 5,000,000	10	45,520,308.12	6.25%	40	4.5289	2.089537	1.61 to 1.70	1	18,270,000.00	2.51%	39	4.8480	1.624700
5,000,001 to 6,000,000	3	17,344,638.19	2.38%	39	4.8076	1.757472	1.71 to 1.80	5	33,603,878.80	4.61%	40	4.3908	1.790527
6,000,001 to 7,000,000	2	13,321,083.55	1.83%	8	5.1137	0.725927	1.81 to 1.90	9	67,850,091.86	9.31%	39	4.3394	1.874321
7,000,001 to 8,000,000	4	29,181,732.51	4.01%	39	4.4588	1.655099	1.91 to 2.00	6	83,888,022.94	11.52%	38	4.5140	1.961186
8,000,001 to 9,000,000	3	25,486,384.11	3.50%	39	4.4755	1.602687	2.01 to 2.25	6	40,215,156.48	5.52%	40	4.4966	2.106664
9,000,001 to 10,000,000	2	19,462,073.63	2.67%	41	4.5818	1.771965	2.26 to 2.50	2	7,402,776.07	1.02%	40	4.4430	2.407199
10,000,001 to 15,000,000	6	74,397,938.67	10.21%	34	4.3835	1.917786	2.51 to 2.75	3	26,316,920.96	3.61%	39	4.4116	2.607794
15,000,001 to 20,000,000	3	52,086,308.52	7.15%	39	4.3914	1.486897	2.76 to 3.00	1	26,347,513.25	3.62%	41	4.6200	2.802000
20,000,001 to 30,000,000	3	76,232,113.98	10.46%	40	4.4620	0.706077	3.01 or greater	3	21,810,861.57	2.99%	40	4.0381	3.433224
30,000,001 to 50,000,000	3	95,743,207.92	13.14%	8	4.5278	0.829389	Totals	64	728,465,910.86	100.00%	34	4.3979	1.533340
50,000,001 or greater	1	62,051,368.14	8.52%	37	4.4500	1.961400
Totals	64	728,465,910.86	100.00%	34	4.3979	1.533340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	16	189,468,156.59	26.01%	40	4.1309	NAP	South Dakota	1	1,889,188.34	0.26%	37	4.4500	1.961400
Alabama	4	7,304,560.14	1.00%	37	4.3782	2.075966	Tennessee	7	14,735,797.86	2.02%	37	4.4020	1.930400
Arizona	1	6,169,008.65	0.85%	40	4.0100	1.905000	Texas	3	9,650,531.40	1.32%	40	4.3681	0.993688
Arkansas	5	9,674,920.81	1.33%	37	4.4231	2.004350	Utah	2	12,878,268.30	1.77%	41	4.5277	2.006409
California	7	69,528,901.85	9.54%	40	4.3549	1.779201	Virginia	2	43,703,066.88	6.00%	(4)	4.7547	0.752337
Colorado	3	42,982,285.87	5.90%	31	4.6232	1.892193	Wisconsin	3	21,193,266.69	2.91%	39	4.7010	1.808796
Delaware	2	32,201,937.95	4.42%	4	4.6960	0.236800	Totals	117	728,465,910.86	100.00%	34	4.3979	1.533340
Florida	8	51,065,786.97	7.01%	40	4.4085	1.524286
									Property Type³
Georgia	4	14,994,033.62	2.06%	39	4.6395	2.232603
Illinois	3	12,487,477.39	1.71%	39	4.3520	1.422085		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	5	14,281,083.83	1.96%	39	4.3801	1.295899		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	6	23,587,866.59	3.24%	39	4.6617	1.679061	Defeased	16	189,468,156.59	26.01%	40	4.1309	NAP
Kentucky	2	4,299,532.08	0.59%	37	4.4500	1.961400	Industrial	10	52,413,200.43	7.20%	40	4.3048	1.854246
Louisiana	1	5,557,476.20	0.76%	40	4.0100	1.905000	Lodging	14	139,915,646.39	19.21%	32	4.5653	0.787460
Michigan	3	20,299,725.05	2.79%	39	4.2744	1.938079	Mixed Use	3	19,594,173.45	2.69%	18	4.6627	0.574188
Minnesota	3	2,120,721.00	0.29%	39	5.0613	2.075291	Multi-Family	1	14,288,556.79	1.96%	38	4.3000	1.857500
Missouri	6	11,339,253.10	1.56%	38	4.4833	2.094753	Office	5	105,393,268.07	14.47%	22	4.6589	1.193150
Montana	1	880,658.00	0.12%	39	4.0500	2.599600	Other	2	3,186,717.00	0.44%	40	4.2166	2.226851
Nebraska	1	2,222,727.80	0.31%	37	4.4500	1.961400	Retail	63	184,269,551.77	25.30%	37	4.4348	1.907883
Nevada	1	3,088,365.38	0.42%	40	4.0100	1.905000	Self Storage	3	19,936,640.37	2.74%	40	4.1257	3.025615
New Mexico	1	699,885.00	0.10%	39	4.0500	2.599600	Totals	117	728,465,910.86	100.00%	34	4.3979	1.533340
New York	4	52,465,054.26	7.20%	32	4.3151	0.284002
North Carolina	2	23,835,000.00	3.27%	39	4.8555	1.678447
Ohio	7	19,292,437.81	2.65%	39	4.4348	2.058606
Oklahoma	3	4,568,935.45	0.63%	37	4.3831	2.068187

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	189,468,156.59	26.01%	40	4.1309	NAP	Defeased	11	189,468,156.59	26.01%	40	4.1309	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	1	4,853,415.34	0.67%	40	3.8700	4.610300	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	12	123,660,179.20	16.98%	40	4.1244	1.354914	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	13	183,985,225.91	25.26%	37	4.4169	1.544015	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	127,451,781.01	17.50%	31	4.6582	1.574188	49 months or greater	53	538,997,754.27	73.99%	32	4.4918	1.465476
	4.751% to 5.000%	8	89,682,425.99	12.31%	13	4.8534	1.036411	Totals	64	728,465,910.86	100.00%	34	4.3979	1.533340
	5.001% to 5.250%	1	637,000.00	0.09%	40	5.1660	1.966600
	5.251% to 5.500%	1	6,387,726.82	0.88%	39	5.4000	2.622400
	5.501% or greater	3	2,340,000.00	0.32%	39	5.5160	1.838836
	Totals	64	728,465,910.86	100.00%	34	4.3979	1.533340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	189,468,156.59	26.01%	40	4.1309	NAP	Defeased	11	189,468,156.59	26.01%	40	4.1309	NAP
	60 months or less	53	538,997,754.27	73.99%	32	4.4918	1.465476	Interest Only	12	78,147,000.00	10.73%	39	4.5456	2.168671
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	53,259,898.11	7.31%	40	4.5845	0.447998
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	33	407,590,856.16	55.95%	30	4.4694	1.463607
	Totals	64	728,465,910.86	100.00%	34	4.3979	1.533340	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	64	728,465,910.86	100.00%	34	4.3979	1.533340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	189,468,156.59	26.01%	40	4.1309	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	48	492,483,246.55	67.61%	32	4.4971	1.419632
	13 months to 24 months	4	35,204,507.72	4.83%	29	4.3009	1.942718
	25 months or greater	1	11,310,000.00	1.55%	40	4.8570	1.976200
	Totals	64	728,465,910.86	100.00%	34	4.3979	1.533340
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310929064	OF	New York	NY	Actual/360	3.610%	93,258.33	0.00	0.00	N/A	03/06/25	--	30,000,000.00	30,000,000.00	11/06/21
1A	310927913				Actual/360	3.610%	139,887.50	0.00	0.00	N/A	03/06/25	--	45,000,000.00	45,000,000.00	11/06/21
2	28000587	RT	Various	Various	Actual/360	4.450%	238,100.35	84,279.66	0.00	N/A	12/06/24	--	62,135,647.80	62,051,368.14	11/06/21
3	301741051	OF	Fairfax	VA	Actual/360	4.844%	137,711.45	70,686.22	0.00	N/A	04/06/20	--	33,011,626.76	32,940,940.54	10/06/21
4	301741057	LO	Newark	DE	Actual/360	4.696%	130,427.95	52,047.94	0.00	03/06/22	03/06/25	--	32,253,985.89	32,201,937.95	10/06/21
5	28000619	MU	San Francisco	CA	Actual/360	4.350%	116,159.58	48,118.31	0.00	N/A	03/06/25	--	31,010,344.01	30,962,225.70	11/06/21
6	310927328	IN	Various	Various	Actual/360	4.010%	105,819.16	44,748.32	0.00	N/A	03/11/25	--	30,645,077.75	30,600,329.43	11/11/21
7	301741041	OF	Ontario	CA	Actual/360	4.489%	107,510.61	42,021.82	0.00	N/A	03/06/25	--	27,812,660.67	27,770,638.85	10/06/21
8	28000637	OF	Denver	CO	Actual/360	4.620%	104,953.59	33,783.30	0.00	N/A	04/06/25	--	26,381,296.55	26,347,513.25	11/06/21
9	310927136	LO	Albany	NY	Actual/360	4.240%	80,970.49	62,982.94	0.00	N/A	03/11/25	--	22,176,944.82	22,113,961.88	07/11/21
10	28000617	IN	Kings Mountain	NC	Actual/360	4.848%	76,271.16	0.00	0.00	02/06/25	02/06/30	--	18,270,000.00	18,270,000.00	11/06/21
11	310927668	LO	Miami	FL	Actual/360	4.240%	61,678.49	26,765.35	0.00	N/A	03/11/25	--	16,893,073.87	16,866,308.52	11/11/21
12	301741036	Various Various		Various	Actual/360	4.050%	59,113.12	0.00	0.00	02/06/25	02/06/45	--	16,950,000.00	16,950,000.00	11/06/21
13	310926741	RT	Syracuse	NY	Actual/360	4.330%	54,193.97	27,750.74	0.00	N/A	03/11/25	--	14,534,625.40	14,506,874.66	11/11/19
14	28000623	IN	Various	SC	Actual/360	5.104%	62,850.08	23,898.26	0.00	N/A	03/06/25	--	14,299,998.65	14,276,100.39	11/06/21
16	301741039	MF	Houston	TX	Actual/360	4.571%	55,622.39	21,014.51	0.00	N/A	03/06/25	--	14,131,204.98	14,110,190.47	11/06/21
17	28000599	MF	Southfield	MI	Actual/360	4.300%	52,986.01	21,244.71	0.00	N/A	01/06/25	--	14,309,801.50	14,288,556.79	11/06/21
18	301741046	MF	Lubbock	TX	Actual/360	4.256%	28,151.93	10,616.00	0.00	N/A	04/06/25	--	7,681,522.20	7,670,906.20	11/06/21
19	301741047	MF	Lubbock	TX	Actual/360	4.256%	24,398.33	9,200.55	0.00	N/A	04/06/25	--	6,657,319.12	6,648,118.57	11/06/21
20	301741022	MF	Atlanta	GA	Actual/360	4.650%	52,735.34	17,133.45	0.00	N/A	12/06/24	--	13,170,115.82	13,152,982.37	11/06/21
21	310926974	SS	San Clemente	CA	Actual/360	4.100%	43,425.83	0.00	0.00	N/A	03/11/25	--	12,300,000.00	12,300,000.00	11/11/21
22	820926404	LO	Virginia Beach	VA	Actual/360	4.480%	41,595.34	20,075.37	0.00	N/A	03/11/25	--	10,782,201.71	10,762,126.34	11/11/21
23	28000634	RT	New York	NY	Actual/360	4.300%	41,644.71	16,502.68	0.00	N/A	03/06/22	--	11,246,883.56	11,230,380.88	07/06/20
24	28000618	OF	Menomonee Falls	WI	Actual/360	4.857%	47,303.13	0.00	0.00	03/06/25	03/06/45	--	11,310,000.00	11,310,000.00	11/06/21
25	301741043	LO	Saint George	UT	Actual/360	4.693%	39,530.48	21,222.40	0.00	N/A	04/06/25	--	9,781,880.14	9,760,657.74	11/06/21
26	310926500	RT	Steamboat Springs	CO	Actual/360	4.470%	37,412.14	18,127.34	0.00	N/A	03/11/25	--	9,719,543.23	9,701,415.89	11/11/21
27	301741032	MF	Indianapolis	IN	Actual/360	4.280%	36,953.57	15,872.09	0.00	N/A	02/06/25	--	10,026,593.55	10,010,721.46	11/06/21
29	301741044	OF	McAllen	TX	Actual/360	4.410%	35,083.09	17,308.17	0.00	N/A	04/06/25	--	9,238,469.87	9,221,161.70	11/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	301741037	LO	Jacksonville	FL	Actual/360	4.380%	33,260.73	16,697.29	0.00	N/A	03/06/25	--	8,818,576.82	8,801,879.53	07/06/20
31	301741035	RT	Various	Various	Actual/360	4.550%	33,905.15	16,041.58	0.00	N/A	02/06/25	--	8,653,566.28	8,637,524.70	11/06/21
34	310924188	RT	Euclid	OH	Actual/360	4.070%	29,543.19	13,788.18	0.00	N/A	12/11/24	--	8,429,537.91	8,415,749.73	11/11/21
35	28000615	MU	New Lenox	IL	Actual/360	4.500%	31,232.82	13,102.15	0.00	N/A	02/06/25	--	8,060,082.03	8,046,979.88	11/06/21
36	301741026	LO	Turlock	CA	Actual/360	4.650%	30,418.89	13,925.88	0.00	N/A	01/06/25	--	7,596,808.93	7,582,883.05	11/06/21
37	28000625	LO	Palmdale	CA	Actual/360	4.721%	29,859.65	13,125.75	0.00	N/A	03/06/25	--	7,344,995.64	7,331,869.89	11/06/21
38	410928011	RT	Temple Terrace	FL	Actual/360	4.160%	25,989.96	12,458.19	0.00	N/A	03/11/25	--	7,255,262.33	7,242,804.14	11/11/21
39	28000608	MU	Denver	CO	Actual/360	4.850%	29,000.56	10,576.33	0.00	N/A	02/06/20	--	6,943,933.06	6,933,356.73	01/06/20
40	28000616	LO	Punta Gorda	FL	Actual/360	5.400%	29,776.55	15,833.19	0.00	N/A	02/06/25	--	6,403,560.01	6,387,726.82	11/06/21
41	28000621	OF	Indianapolis	IN	Actual/360	4.287%	25,968.53	10,348.44	0.00	N/A	03/06/25	--	7,034,523.87	7,024,175.43	11/06/21
42	28000611	RT	Stanley	KS	Actual/360	4.650%	23,917.91	10,887.57	0.00	N/A	02/06/25	--	5,973,256.37	5,962,368.80	11/06/21
43	28000632	RT	Overland Park	KS	Actual/360	4.900%	24,585.23	9,381.28	0.00	N/A	03/06/25	--	5,826,650.67	5,817,269.39	11/06/21
44	28000633	LO	Houston	TX	Actual/360	4.710%	19,426.88	20,503.67	0.00	N/A	03/06/25	--	4,789,862.72	4,769,359.05	07/06/20
45	301741038	LO	Fairburn	GA	Actual/360	4.518%	18,939.57	13,358.00	0.00	N/A	03/06/25	--	4,868,158.00	4,854,800.00	11/06/21
46	28000610	RT	Jacksonsville	NC	Actual/360	4.880%	23,385.37	0.00	0.00	02/06/25	02/06/45	--	5,565,000.00	5,565,000.00	11/06/21
47	28000609	RT	Shawnee	KS	Actual/360	4.800%	18,797.57	12,144.27	0.00	N/A	02/06/25	--	4,547,800.00	4,535,655.73	11/06/21
48	28000622	LO	Lithia Springs	GA	Actual/360	4.900%	18,246.54	14,189.34	0.00	N/A	03/06/25	--	4,324,392.94	4,310,203.60	11/06/21
49	301741042	MU	Brooklyn	NY	Actual/360	4.665%	18,567.48	8,292.40	0.00	N/A	04/06/25	--	4,622,129.24	4,613,836.84	11/06/21
50	410927491	SS	Roseville	CA	Actual/360	4.050%	16,271.52	8,223.90	0.00	N/A	02/11/25	--	4,665,670.13	4,657,446.23	11/11/21
51	410927019	RT	Reedley	CA	Actual/360	3.870%	16,198.33	7,299.23	0.00	N/A	03/11/25	--	4,860,714.57	4,853,415.34	11/11/21
52	301741024	LO	Lithia Springs	GA	Actual/360	4.746%	17,096.57	11,397.80	0.00	N/A	12/06/24	--	4,183,329.82	4,171,932.02	11/06/21
53	610928130	RT	Lenexa	KS	Actual/360	4.430%	16,333.49	8,039.44	0.00	N/A	03/11/25	--	4,281,698.75	4,273,659.31	11/11/21
54	28000630	RT	Hilliard	OH	Actual/360	4.680%	18,054.40	0.00	0.00	03/06/25	03/06/45	--	4,480,000.00	4,480,000.00	11/06/21
55	301741040	RT	Southfield	MI	Actual/360	4.150%	12,396.08	5,589.74	0.00	N/A	03/06/25	--	3,468,781.93	3,463,192.19	11/06/21
56	28000631	RT	Weathersfield Townshi OH		Actual/360	4.680%	14,669.20	0.00	0.00	03/06/25	03/06/45	--	3,640,000.00	3,640,000.00	11/06/21
57	28000626	RT	New Port Richey	FL	Actual/360	4.622%	12,349.07	5,639.53	0.00	N/A	03/06/25	--	3,102,737.25	3,097,097.72	11/06/21
58	410927610	SS	Panama City	FL	Actual/360	4.350%	11,178.11	4,950.99	0.00	N/A	03/11/25	--	2,984,145.13	2,979,194.14	11/11/21
59	410927378	RT	Davison	MI	Actual/360	4.300%	9,452.73	4,898.54	0.00	N/A	03/11/25	--	2,552,874.61	2,547,976.07	11/11/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
60	410926740	RT	Millington	TN	Actual/360	4.150%	8,444.58	4,680.21	0.00	N/A	02/11/25	--	2,363,037.22	2,358,357.01	11/11/21
61	410926746	RT	Highland	IL	Actual/360	4.150%	8,366.39	4,636.87	0.00	N/A	02/11/25	--	2,341,157.66	2,336,520.79	11/11/21
62	410927825	98	Gahanna	OH	Actual/360	4.250%	9,716.56	0.00	0.00	N/A	03/11/25	--	2,655,000.00	2,655,000.00	11/11/21
63	410927921	RT	Pensacola	FL	Actual/360	4.170%	7,620.96	6,079.39	0.00	N/A	03/11/25	--	2,122,338.40	2,116,259.01	11/11/21
65	28000612	RT	Iberia	MO	Actual/360	5.516%	4,165.65	0.00	0.00	02/06/25	02/06/35	--	877,000.00	877,000.00	11/06/21
66	28000614	RT	Pine Island	MN	Actual/360	5.516%	3,581.42	0.00	0.00	02/06/25	02/06/35	--	754,000.00	754,000.00	11/06/21
67	28000613	RT	Isle	MN	Actual/360	5.516%	3,367.67	0.00	0.00	02/06/25	02/06/35	--	709,000.00	709,000.00	11/06/21
68	28000629	RT	Wheaton	MO	Actual/360	5.166%	2,833.69	0.00	0.00	03/06/25	03/06/35	--	637,000.00	637,000.00	11/06/21
Totals							2,762,667.12	1,001,489.28	0.00				729,467,400.14	728,465,910.86
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	10,624,868.00	5,312,964.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1,495,873.00	525,181.00	01/01/21	06/30/21	08/11/21	11,624,341.92	217,733.50	141,122.53	141,122.53	0.00	0.00
4	345,964.00	760,947.00	01/01/21	06/30/21	08/11/21	0.00	65,171.67	181,364.92	181,364.92	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	3,348,236.97	1,693,168.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,426,643.96	699,491.33	01/01/21	09/30/21	--	0.00	0.00	149,053.43	149,053.43	0.00	0.00
8	1,037,937.88	3,605,924.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	(802,402.46)	01/01/21	06/30/21	05/11/21	0.00	0.00	143,434.95	574,291.72	15,027.19	0.00
10	1,571,966.06	797,714.12	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(342,199.25)	367,438.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,790,630.51	954,190.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,912,604.00	0.00	--	--	09/13/21	0.00	0.00	81,604.90	1,960,640.29	391,676.30	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	1,670,065.07	1,321,115.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,462,593.95	1,166,184.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	732,679.00	761,243.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	732,222.00	186,138.00	01/01/20	03/31/20	08/11/21	468,098.11	6,845.15	56,159.25	920,429.50	287,022.77	0.00
24	1,182,025.00	295,507.00	01/01/19	03/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
25	849,249.25	1,631,091.19	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,352,099.72	806,305.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	531,341.64	688,400.30	01/01/21	06/30/21	08/11/21	0.00	0.00	796,903.02	796,903.02	130,503.59	0.00
31	929,894.00	692,287.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	846,004.21	183,623.16	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	881,245.05	1,267,232.39	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	474,258.00	966,010.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	873,158.83	789,311.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(165,011.64)	(87,856.38)	01/01/21	06/30/21	08/11/21	121,814.51	38,336.99	38,731.66	837,994.44	122,699.84	0.00
40	1,086,512.23	1,560,486.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	657,652.98	237,056.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	919,747.00	620,697.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	557,393.40	346,180.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	(97,945.00)	0.00	--	--	09/13/21	1,781,660.23	93,870.79	32,623.14	543,677.95	0.00	0.00
45	284,851.00	1,023,312.95	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	517,609.95	258,804.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	521,695.85	423,847.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	710,799.08	828,815.04	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	162,503.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	829,869.85	752,761.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1,058,774.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	289,052.76	838,095.09	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	537,680.84	346,554.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	387,030.00	193,515.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	328,974.76	330,452.64	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	315,250.00	157,625.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	372,622.00	186,311.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	552,371.82	256,502.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	379,811.43	338,612.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	279,873.00	209,904.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	277,200.00	207,900.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	247,500.00	185,625.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	330,254.60	247,691.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	91,467.12	45,733.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	78,629.17	39,315.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	74,205.00	37,102.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	66,801.96	33,400.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	48,220,034.01	34,450,017.80				13,995,914.77	421,958.10	1,620,997.80	6,105,477.80	946,929.69	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	0	0.00	4	52,620,576.47	0	0.00	2	11,702,715.78	0	0.00	0	0.00	0	0.00	4.397948%	4.321971%	34
10/18/21	0	0.00	1	22,176,944.82	4	39,389,948.50	0	0.00	2	11,733,795.78	2	41,830,203.58	1	5,000,000.00	0	0.00	4.398084%	4.322072%	35
09/17/21	1	22,242,308.76	1	32,310,021.89	4	39,475,877.04	0	0.00	2	11,766,309.00	0	0.00	0	0.00	0	0.00	4.401249%	4.323837%	36
08/17/21	0	0.00	0	0.00	6	94,223,154.87	0	0.00	2	11,797,129.47	0	0.00	0	0.00	0	0.00	4.401365%	4.323927%	37
07/16/21	0	0.00	1	22,367,113.41	5	72,050,246.21	0	0.00	2	11,827,824.19	0	0.00	0	0.00	0	0.00	4.401480%	4.324016%	38
06/17/21	1	22,431,807.79	0	0.00	5	72,190,681.55	0	0.00	2	11,859,966.04	0	0.00	0	0.00	0	0.00	4.401604%	4.324113%	39
05/17/21	0	0.00	0	0.00	6	94,815,173.12	0	0.00	2	11,890,404.33	1	32,519,429.82	0	0.00	0	0.00	4.401718%	4.324201%	40
04/16/21	0	0.00	0	0.00	6	95,018,836.34	0	0.00	1	7,009,257.64	0	0.00	0	0.00	0	0.00	4.401840%	4.324296%	41
03/17/21	0	0.00	1	22,619,251.40	5	72,590,759.15	0	0.00	1	7,019,518.29	0	0.00	0	0.00	0	0.00	4.401952%	4.324383%	42
02/18/21	0	0.00	0	0.00	6	95,435,750.06	0	0.00	1	7,032,566.78	0	0.00	0	0.00	0	0.00	4.402092%	4.324493%	43
01/15/21	0	0.00	1	22,749,276.87	5	72,876,059.01	0	0.00	1	7,042,730.49	0	0.00	0	0.00	0	0.00	4.402202%	4.324578%	44
12/17/20	1	22,809,948.64	0	0.00	5	73,004,251.14	0	0.00	1	7,052,851.93	0	0.00	0	0.00	0	0.00	4.402311%	4.324662%	45
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	301741051	10/06/21	0	5	141,122.53	141,122.53	7,000.00	33,969,554.46	04/15/20	13
7	301741041	10/06/21	0	B	149,053.43	149,053.43	0.00	27,812,660.67
9	310927136	07/11/21	3	3	143,434.95	574,291.72	15,027.19	22,367,113.41	04/16/20	98
13	310926741	11/11/19	23	6	81,604.90	1,960,640.29	475,088.42	15,167,449.69	05/08/19	13
23	28000634	07/06/20	15	6	56,159.25	920,429.50	579,329.97	11,497,770.46	08/12/19	2
39	28000608	01/06/20	21	5	38,731.66	837,994.44	661,990.12	7,167,068.94	02/04/20	7			10/14/20
44	28000633	07/06/20	15	6	32,623.14	543,677.95	0.00	5,092,659.60	04/09/20	7			04/26/21
Totals					642,729.86	5,127,209.86	1,738,435.70	123,074,277.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		39,874,297	0	32,940,941		6,933,357
0 - 6 Months		11,230,381	0	11,230,381		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		614,169,233	572,779,037	36,620,837		4,769,359
49 - 60 Months		0	0	0		0
> 60 Months		63,192,000	63,192,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	728,465,911	635,971,037	0	0	47,851,217	11,702,716
Oct-21	729,467,400	627,944,947	33,011,627	22,176,945	34,600,086	11,733,796
Sep-21	735,516,509	596,466,554	22,242,309	32,310,022	72,731,316	11,766,309
Aug-21	736,489,324	597,184,542	0	0	127,507,652	11,797,129
Jul-21	737,458,392	597,899,777	0	22,367,113	105,363,678	11,827,824
Jun-21	738,496,353	598,667,167	22,431,808	0	105,537,413	11,859,966
May-21	739,457,693	599,376,713	0	0	128,190,576	11,890,404
Apr-21	740,488,202	638,460,108	0	0	95,018,836	7,009,258
Mar-21	741,441,872	600,842,519	0	22,619,251	110,960,583	7,019,518
Feb-21	742,611,275	601,709,550	0	0	133,869,158	7,032,567
Jan-21	743,556,768	602,407,424	0	22,749,277	111,357,336	7,042,730
Dec-20	744,498,620	603,102,621	22,809,949	0	111,533,198	7,052,852
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	301741051	32,940,940.54	33,969,554.46	29,200,000.00	07/23/21	391,958.50	0.40950	06/30/21	04/06/20	279
4	301741057	32,201,937.95	32,253,985.89	37,800,000.00	07/22/21	518,551.00	0.23680	06/30/21	03/06/25	279
9	310927136	22,113,961.88	22,367,113.41	29,600,000.00	05/06/21	(1,215,355.96)	(1.40710)	06/30/21	03/11/25	219
13	310926741	14,506,874.66	15,167,449.69	17,600,000.00	08/10/21	1,756,855.00	1.78660	12/31/19	03/11/25	279
23	28000634	11,230,380.88	11,497,770.46	13,400,000.00	06/30/21	176,902.00	1.01410	03/31/20	03/06/22	279
30	301741037	8,801,879.53	9,070,067.22	15,800,000.00	07/07/21	625,903.80	2.08810	06/30/21	03/06/25	279
39	28000608	6,933,356.73	7,167,068.94	9,200,000.00	07/20/21	(242,536.38)	(1.02130)	06/30/21	02/06/20	279
44	28000633	4,769,359.05	5,092,659.60	4,000,000.00	06/25/21	(174,889.00)	(0.36490)	12/31/20	03/06/25	159
Totals		133,498,691.22	136,585,669.67	156,600,000.00		1,837,388.96

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	301741051	OF	VA	04/15/20	13

Loan transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. Loan is currently in maturity default. Lender and Borrower executed a forbearance. Lender received a $5M paydown and extended

	forbearance period to 4/30/2023. Loan will be placed in rehab.

4	301741057	LO	DE	04/24/20	9
	The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer have finalized a COVID relief agreement.

9	310927136	LO	NY	04/16/20	98

The Loan transferred for Imminent Monetary Default at Borrower's request due to the impact of COVID-19 on Property cash flow. Discussions with Borrower are ongoing and Special Servicer is currently pursuing legal remedies.

13	310926741	RT	NY	05/08/19	13
	The Loan was transferred for Imminent Non-Monetary Default. The Borrower and Special Servicer are in discussions regarding a potential forbearance. The special servicer is dual tracking this Loan.

23	28000634	RT	NY	08/12/19	2

We have filed suit for foreclosure. We are in negotiations with Borrower's counsel about a resolution. Borrower filed a motion to dismiss which the court denied; they have appealed. Mediation on October 6th did not resolve case.

30	301741037	LO	FL	06/22/20	1
	The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Special Servicer have closed on a COVID relief agreement.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
39	28000608	MU	CO	02/04/20	7
Took title to the property in October 2020 via DIL. We will work with the PMC to stabilize occupancy. Plan is to sell the property in Q2 2022.

44	28000633	LO	TX	04/09/20	7

Receiver was appointed in December 2020. Property became REO 4/26/21 via Deed in Lieu. Asset Management working with property manager to stabilize ADR, occupancy and RevPAR. Property expected to close 12/14/21.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	301741051	38,969,554.46	4.84400%	38,969,554.46 4.84400%		1	09/13/21	04/06/20	--
4	301741057	33,244,944.23	4.69600%	33,244,944.23 4.69600%		10	05/05/21	05/05/21	--
30	301741037	9,102,484.69	4.38000%	9,038,510.00 4.38000%		10	10/05/21	10/06/21	--
Totals		81,316,983.38		81,253,008.69
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	8,038.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	6,943.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,774.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	1,725.20	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	(50,633.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	503.50	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	7,195.43	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(16,876.75)	0.00	0.00	9,424.13	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(7,452.62)

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Supplemental Notes
None

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